Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 337,594	¥ 356,273
Unearned finance income	49,968	54,790
Present value of the minimum lease payments receivable	287,626	301,483
Unguaranteed residual values	66,362	70,806
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	65,963	54,501
Unearned finance income	13,053	13,470
Present value of the minimum lease payments receivable	52,910	41,031
Unguaranteed residual values	14,894	6,483
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	214,042	227,793
Unearned finance income	26,713	29,746
Present value of the minimum lease payments receivable	187,329	198,047
Unguaranteed residual values	27,186	43,206
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	57,589	73,979
Unearned finance income	10,202	11,574
Present value of the minimum lease payments receivable	47,387	62,405
Unguaranteed residual values	¥ 24,282	¥ 21,117